PARTNERSHIP CAPITAL	6 Months Ended
Jun. 30, 2022
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at June 30, 2022, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder to the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
On June 10, 2022, Brookfield Infrastructure completed a three-for-two stock split of BIP units, BIPC exchangeable shares, Exchange LP Units, and BIPC exchangeable LP units, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. Brookfield Infrastructure’s preferred units were not affected by the stock split. All historical unit and share counts, as well as per unit/share disclosures have been adjusted to effect for the change in units due to the stock split.
(a) Special General and Limited Partnership Capital

	Special General Partner Units		Limited Partnership Units		Total
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	2.4	2.4	457.9	443.1	460.3	445.5
Issued for cash	—	—	0.2	14.6	0.2	14.6
Conversion from Exchange LP Units	—	—	—	0.1	—	0.1
Conversion from BIPC exchangeable shares	—	—	—	0.1	—	0.1
Ending balance	2.4	2.4	458.1	457.9	460.5	460.3
Weighted average number of special general partner units outstanding for the three and six-month periods ended June 30, 2022 were 2.4 million (2021: 2.4 million). The weighted average number of limited partnership units outstanding for the three and six-month periods ended June 30, 2022 was 458.0 million (2021: 443.3 million and 443.2 million).

	Special General Partner		Limited Partners		Total
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$19	$19	$6,074	$5,526	$6,093	$5,545
Unit issuance	—	—	8	545	8	545
Conversion from Exchange LP Units	—	—	2	2	2	2
Conversion from BIPC exchangeable shares	—	—	1	1	1	1
Ending balance	$19	$19	$6,085	$6,074	$6,104	$6,093
In November 2021, Brookfield Infrastructure issued 14.3 million units at $39.10 per unit in public offerings in the U.S. and Canada. In total, $556 million of gross proceeds were raised through the issuance and $23 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 10.7 million Redeemable Partnership Units at the public offering price, net of commissions, to Brookfield for additional proceeds of $400 million.
As a result of the issuances during the year, inclusive of equity raised as part of the IPL acquisition, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated.
In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the six-month period ending June 30, 2022, our partnership issued 0.2 million units for proceeds of $8 million (2021: 0.2 million units for proceeds of $6 million).
(b) Non-controlling interest – Redeemable Partnership Units held by Brookfield

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	193.6	182.9
Issued for cash	—	10.7
Ending balance	193.6	193.6
In November 2021, Brookfield Infrastructure issued 10.7 million Redeemable Partnership Units to Brookfield for proceeds of $400 million. The weighted average number of Redeemable Partnership Units outstanding for both the three and six-month periods ended June 30, 2022 was 193.6 million (2021: 182.9 million).

	Non-controlling interest – Redeemable Partnership Units held by Brookfield
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$2,728	$2,328
Unit issuance	—	400
Ending balance	$2,728	$2,728
(c) Non-controlling interest – BIPC exchangeable shares

	Non-controlling interest – BIPC exchangeable shares
SHARES MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	110.0	67.4
Share issuance	—	0.6
Issued in conjunction with the acquisition of Inter Pipeline	—	39.0
Conversion to units	—	3.2
Conversion from BIPC Exchangeable LP Units	0.3	(0.2)
Ending balance	110.3	110.0

	Non-controlling interest – BIPC shares
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$1,755	$(19)
Share issuance	—	1,770
Conversion to limited partnership units	(1)	(1)
Conversion from BIPC Exchangeable LP Units	4	5
Ending balance	$1,758	$1,755
In November 2021, BIPC, a subsidiary of our partnership issued 3.2 million BIPC exchangeable shares at $41.73 per share in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
In October 2021, BIPC issued 12.2 million BIPC exchangeable shares for a fair value of $502 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Business, for further details.
During August and September 2021, BIPC issued 26.9 million BIPC exchangeable shares for a fair value of $1,140 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Businesses, for further details.
During the six-month period ended June 30, 2022, BIPC exchangeable shareholders exchanged less than 0.1 million BIPC exchangeable shares for $1 million of our units (2021: less than 0.1 million for less than $1 million).
(d) Non-controlling interest – Exchangeable Units

	Non-controlling interest – Exchangeable units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	6.9	1.5
Issuance of BIPC exchangeable LP units	—	6.2
Conversion to BIPC exchangeable shares	(0.3)	(0.6)
Conversion to limited partnership units	(0.1)	(0.2)
Ending balance(1)	6.5	6.9

	Non-controlling interest – Exchangeable units
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$408	$156
Issuance of BIPC exchangeable LP units	—	259
BIPC Exchangeable LP Units converted to BIPC exchangeable shares	(4)	(5)
Conversion to limited partnership units	(2)	(2)
Ending balance(1)	$402	$408
1.Includes non-controlling interest attributable to Exchange LP unitholders and BIPC exchangeable LP unitholders.
During August, September and October 2021, BIPC Exchange LP, a subsidiary of our partnership, issued 6.2 million BIPC Exchangeable LP Units for a fair value of $259 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 6, Acquisition of Businesses for further detail.
During the six-month period ended June 30, 2022, Exchange LP unitholders exchanged less than 0.1 million Exchange LP units for $2 million of our units (2021: 0.1 million for less than $1.0 million)
During the six-month period ended June 30, 2022, BIPC Exchangeable LP unitholders exchanged 0.3 million BIPC exchangeable LP units for $4.0 million of BIPC exchangeable shares.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$—	$—
Issued for cash	293	—
Ending balance	$293	$—
On January 21, 2022, our partnership issued 12 million fixed rate perpetual subordinated notes, at $25 per unit, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f) Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	55.9	57.9
Issued for cash	—	8.0
Repurchased and cancelled	(12.0)	(10.0)
Ending balance	43.9	55.9

	Preferred Units
US$ MILLIONS	As of and for the six-month period ended June 30, 2022	As of and for the 12 month period ended Dec. 31, 2021
Opening balance	$1,138	$1,130
Unit issuance	—	194
Repurchased and cancelled	(220)	(186)
Ending balance	$918	$1,138
On March 31, 2022, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 7, for $220 million. Losses on redemption of $23 million were recognized directly in equity.
On September 30, 2021, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 5, for $206 million. Losses on redemption of $20 million were recognized directly in equity.
On January 21, 2021, our partnership issued 12 million Series 14 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.00% annually. In total, $200 million of gross proceeds were raised and $6 million in underwriting and issuance costs were incurred. Net proceeds of the issuance were used to finance or refinance eligible green projects following criteria outlined by the International Capital Markets Association.